Employee benefits (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Schedule of labor expenses

(in millions of euros)	Note	2022	2021	2020
Average number of employees (full-time equivalents)(1)		130,307	132,002	133,787
Wages and employee benefit expenses		(8,754)	(9,587)	(8,331)
o/w wages and salaries		(6,328)	(6,232)	(6,224)
o/w social security charges		(2,132)	(2,148)	(2,118)
o/w French part-time for seniors plans	6.2	(313)	(1,209)	23
o/w capitalized costs (2)		818	849	866
o/w other labor expenses (3)		(799)	(847)	(879)
Employee profit sharing		(149)	(145)	(142)
Share-based compensation (4)	6.3	(16)	(185)	(18)
o/w free share award plans		(16)	(13)	(18)
o/w employee shareholding plan Together 2021		—	(172)	—
Total in operating income		(8,920)	(9,917)	(8,490)
Net interest on the net defined liability in finance costs		(13)	(10)	(12)
Actuarial (gains)/losses in other comprehensive income		176	59	(13)

(1)	Of whom 28% were Orange SA's civil servants at December 31, 2022 (compared with 31% at December 31, 2021 and 34% at December 31, 2020).
(2)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 8.4 and 8.5).
(3)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long-term benefits (except French part-time for seniors plans).
(4)	Includes social security contributions of (1) million euros in 2022, (13) million euros in 2021 and 5 million euros in 2020, whose corresponding entry in the balance sheet is not presented in equity.

Schedule of employee benefits payable

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Post-employment benefits (1)	739	881	930
Other long-term benefits	2,358	2,318	1,407
o/w French part-time for seniors plans	1,753	1,720	802
Provisions for employment termination benefits	1	2	1
Other employee-related payables and payroll taxes due	1,857	1,862	1,779
Provisions for social risks and litigation	29	50	58
Total	4,985	5,113	4,176
o/w non-current employee benefits	2,567	2,798	1,984
o/w current employee benefits	2,418	2,316	2,192

(1)	Does not include defined contribution plans.

Schedule of benefits to be paid

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2023	2024	2025	2026	2027	2028 and beyond
Post-employment benefits	73	56	49	63	79	2,586
Other long-term benefits (1)	508	571	482	392	226	45
o/w French part-time for seniors plans	434	487	427	337	197	24
Total	581	627	532	455	305	2,631

(1)	Provisions for Time Savings Account (Compte Épargne Temps (CET)) and long-term sick leave and long-term leave not included.

Schedule of key assumptions

The discount rates used for the French entities (which accounts for 91% of Orange’s pension and other long-term employee benefit obligations at December 31, 2022) are as follows:

	December 31,		December 31,	December 31,
	2022		2021	2020
More than 10 years	3.75% to 3.85%		0.80% to 1.05%	0.55% to 0.90%
Less than 10 years	3.20% to 3.75	%(1)	-0.15% to 0.40%	-0.35% to 0.70%

(1)	Rates of 3.40% and 3.55%, respectively, were used to value commitments relating to the 2018 and 2021 French part-time for seniors plans (compared with -0.15% at December 31, 2021 and -0.25% at December 31, 2020).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (3.05% used) up to 5%.

The main capital-based defined-benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of employees of retirement age), salary revaluation and long-term inflation of 2%.

The impacts on pension benefit obligations of a change in the key assumption would be as follows:

(in millions of euros)	Rate increase by 100 points	Rate decrease by 100 points
Discount rates(1)	(128)	145

(1)	Including (31) million euros and 32 million euros for the French part-time for seniors plans (TPS) (short-term duration).

Schedule of obligations

(in millions of euros)	Post-employment benefits			Long-term benefits		2022		2021		2020
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Total benefit obligations in the opening balance	550	856	16	1,720	598	3,740		2,812		3,229
Service cost	—	67	(6)	10	61	131		1,379	(3)	150
Net interest on the defined benefit liability	6	14	0	(2)	0	19		15		17
Actuarial losses/(gains) arising from changes of assumptions	(144)	(230)	(6)	(110)	(1)	(490)		(5)		102
o/w arising from change in discount rate	(132)	(234)	(4)	(124)	(1)	(495)	(1)	(76)		63
Actuarial losses/(gains) arising from experience	20	31	(2)	410	(1)	459	(2)	(47)		(121)	(4)
Benefits paid	(20)	(30)	(1)	(276)	(49)	(374)		(439)		(555)
Translation adjustment and other	(13)	2	(0)	(0)	(3)	(14)		25		(11)
Total benefit obligations in the closing balance (a)	401	710	2	1,753	605	3,471		3,740		2,811
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	401	18	—	—	—	419		571		549
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	—	691	2	1,753	605	3,052		3,169		2,262
Weighted average duration of the plans (in years)	8	11	14	2	3	4		6		8

(1)	Including (352) million euros in France and (130) million euros in the United Kingdom related to the increase in discount rates in 2022.
(2)	Actuarial gains related to experience effects mainly take into account an increase in the number of sign-ups for the French part-time for seniors plans, and particularly the plan signed in 2021.
(3)	Including 1,225 million euros related to the French part-time for seniors plan signed in December 2021.
(4)	Actuarial gains related to experience effects take into account a slowdown in the number of sign-ups for the French part-time for seniors plans.

Schedule of fair value of plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits		2022	2021	2020
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Fair value of plan assets in the opening balance	540	1	—	—	—	541	474	458
Net interest on the defined benefit liability	7	—	—	—	—	7	4	6
(Gains)/Losses arising from experience	(154)	(0)	—	—	—	(154)	40	25
Employer contributions	11	—	—	—	—	11	20	18
Benefits paid by the fund	(18)	—	—	—	—	(18)	(20)	(18)
Translation adjustment and other	(13)	—	—	—	—	(13)	23	(16)
Fair value of plan assets in the closing balance (b)	373	1	—	—	—	373	541	474

Schedule of employee benefits

(in millions of euros)	Post-employment benefits			Long-term benefits		2022	2021	2020
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Employee benefits in the opening balance	10	855	16	1,720	598	3,199	2,337	2,771
Net expense for the period	—	81	(6)	308	59	443	1,356	105
Employer contributions	(11)	—	—	—	—	(11)	(20)	(18)
Benefits directly paid by the employer	(1)	(30)	(1)	(276)	(49)	(355)	(419)	(538)
Actuarial (gains)/losses generated during the year through other comprehensive income	31	(199)	(8)	—	—	(176)	(59)	13
Translation adjustment and other	—	2	—	—	(3)	(2)	3	4
Employee benefits in the closing balance - Net position (a) - (b)	28	709	2	1,753	605	3,097	3,199	2,337
o/w non-current	26	658	2	1,319	600	2,605	2,799	1,955
o/w current	2	52	—	434	5	492	400	382

Schedule of net expense

	Post-employment benefits			Long-term benefits		2022	2021		2020
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
(in millions of euros)				(TPS)
Service cost	—	(67)	6	(10)	(61)	(131)	(1,379)	(1)	(151)
Net interest on the net defined benefit liability	—	(14)	—	2	—	(12)	(10)		(11)
Actuarial gains/(losses)	—	—	—	(301)	2	(299)	33		57
Total	—	(81)	6	(308)	(59)	(443)	(1,356)		(105)
o/w expenses in operating income	—	(67)	6	(311)	(59)	(430)	(1,346)		(94)
o/w net interest on the net defined liability in finance cost	—	(14)	—	2	—	(12)	(10)		(11)

(1)	Including (1,225) million euros related to the French part-time for seniors plan signed on December 17, 2021.

Schedule of share-based payment

LTIP 2019 - 2021
Measurement date	July 24, 2019
Vesting date	December 31, 2021
Price of underlying instrument at measurement date	13.16 euros
Price of underlying instrument at vesting date	9.41 euros
Price of underlying instrument at delivery date	10.70 euros
Expected dividends (% of the share price)	5.3%
Risk free yield	-0.7%
Fair value per share of benefit granted to employees	7.80 euros
o/w fair value of internal performance condition	11.10 euros
o/w fair value of external performance condition	4.50 euros

Schedule of executive compensation

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020 (4)
Short-term benefits excluding employer social security contributions (1)	(12)	(14)	(16)
Short-term benefits: employer’s social security contributions	(4)	(5)	(5)
Post-employment benefits (2)	—	—	—
Share-based compensation (3)	(1)	(2)	(2)

(1)	Includes all compensation: gross salaries, the variable component, bonuses and benefits (excluding termination benefits), benefits in kind, incentives and profit-sharing, attendance compensation and the share-based Long Term Incentive Plan (LTIP) which matured at December 31, 2021 and was paid out in 2022.
(2)	Service cost.
(3)	Includes employee shareholding plans and share-based Long-Term Incentive Plans (LTIP) in force.
(4)	In 2020, (2) million euros relating to termination benefits had been paid. These termination benefits are not presented in the compensation table above.

Schedule of social security contributions

The cost of the plan including social security contributions is presented below:

(in millions of euros)	2022	2021	2020	2019
LTIP 2019 - 2021 (1)	1	(6)	(6)	(3)

(1)	With corresponding entries in equity for 12 million euros and in employee-related payables for 2 million euros settled on delivery of the shares in 2022.

Free share award plans
Disclosure of defined benefit plans [line items]
Schedule of employee benefits

The allocation of rights to beneficiaries is subject to a continued employment condition:

	LTIP 2021 - 2023	LTIP 2021 - 2023	LTIP 2020 - 2022
Assessment of the employment continuation	From July 27, 2022	From July 28, 2021	From July 29, 2020
	to December 31, 2024	to December 31, 2023	to December 31, 2022

Schedule of share-based payment

	LTIP 2022 - 2024	LTIP 2021 - 2023	LTIP 2020 - 2022
Implementation date by the Board of Directors	July 27, 2022	July 28, 2021	July 29, 2020
Maximum number of free share units (1)	1.8 million	1.8 million	1.7 million
Estimated number of beneficiaries	1,300	1,300	1,300
Acquisition date of the rights by the beneficiaries	December 31, 2024	December 31, 2023	December 31, 2022
Delivery date of the shares to the beneficiaries	March 31, 2025	March 31, 2024	March 31, 2023

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan will receive a cash value based on the market price of Orange stock at the delivery date of the shares.

Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of defined benefit plans [line items]
Schedule of rights subject to the achievement of performance conditions

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

	LTIP 2022 - 2024	LTIP 2021 - 2023	LTIP 2020 - 2022
Organic cash-flow from telecom activities	50%	50%	40%
Total Shareholder Return (TSR)	30%	30%	40%
Corporate Social Responsability (CSR)	20%	20%	20%

Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of defined benefit plans [line items]
Schedule of employee benefits	The allocation of rights to beneficiaries was subject to a continued employment condition:

LTIP 2019 - 2021
From July 24, 2019
Assessment of the employment continuation	to December 31, 2021

Schedule of share-based payment

LTIP 2019 - 2021
Implementation date by the Board of Directors	July 24, 2019
Maximum number of free share units (1)	1.7 million
Estimated number of beneficiaries at the beginning	1,200
Number of free share units delivered at delivery date (1)	0.7 million
Number of beneficiaries	1,094
Acquisition date of the rights by the beneficiaries	December 31, 2021
Delivery date of the shares to the beneficiaries	March 31, 2022

(1)	In countries where the regulatory conditions, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan received a cash amount value based on the market price of Orange stock at the delivery date of the shares, on March 31, 2022.

Schedule of rights subject to the achievement of performance conditions

LTIP 2019 - 2021
Organic cash-flow from telecom activities	50%
Total Shareholder Return (TSR)	50%

Long-term incentive plans
Disclosure of defined benefit plans [line items]
Schedule of share-based payment

	LTIP 2022 - 2024	LTIP 2021 - 2023	LTIP 2020 - 2022
Measurement date	July 27, 2022	July 28, 2021	July 29, 2020
Vesting date	December 31, 2024	December 31, 2023	December 31, 2022
Price of underlying instrument at measurement date	10.16 euros	9.63 euros	10.47 euros
Price of underlying instrument at closing date	9.28 euros	9.28 euros	9.28 euros
Expected dividends (% of the share price)	6.9%	7.3%	6.7%
Risk free yield	-0.59%	-0.68%	-0.61%
Fair value per share of benefit granted to employees	7.53 euros	6.33 euros	6.06 euros
o/w fair value of internal performance condition	8.30 euros	7.74 euros	8.58 euros
o/w fair value of external performance condition	5.74 euros	3.04 euros	2.27 euros